Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Fair Value	Amortization period (years)
Tangible Assets
Inventory	$3,353

Intangible Assets:
Customer Relationships (*)	$890	5.9
Goodwill	472	Infinite

Total purchase price	$4,715

(*)	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using accelerated method.